November 4, 2005


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549


      Re:   Commonwealth Cash Reserve Fund, Inc.
            1933 Act File No. 33-10754
            1940 Act File No. 811-04933
            Rule 497(j) Certification
            -------------------------

Ladies and Gentlemen:

            On behalf of Commonwealth Cash Reserve Fund, Inc. (the "Fund"), the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Fund's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 1, 2005.

                                Very truly yours,


                                /s/ Debra J. Goodnight
                                ----------------------
                                Debra J. Goodnight